OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
OTHER NON-CURRENT ASSETS [Abstract]
Other non-current assets
All figures in USD ‘000	2016	2015
Fixture, Furniture and Equipment	338	474
Long term deposit (Restricted Cash)	10,149	10,000
Total as of December 31,	10,487	10,474